Prepayments, deposits and other current assets (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to suppliers	$ 132,718	$ 57,875
Rental deposits	26,924	7,545
Prepaid expense	63,994	13,642
Other receivables, net of allowance of $nil (2021) and $15,532 (2020)	77,734	61,955
Prepaid expenses	$ 301,370	$ 141,017